INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2022
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

11. INVESTMENTS IN AFFILIATES

Investments in affiliates consist of the following:

	At December 31,
	2021		2022
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
	$	(%)	$	(%)
Suzhou Financial Leasing Co., Ltd.	27,026	4.78	27,328	4.17
RE Crimson Holdings LLC	18,854	20	22,272	20
Lavras Solar Holding S.A.	12,264	20	14,318	20
Canadian Solar Infrastructure Fund, Inc.	12,889	14.64	8,961	14.64
Francisco Sa Solar Holding S.A.	6,492	20	7,683	20
Suzhou Zhuosheng Venture Investment Fund, LLP	4,715	17.85	6,868	17.85
Salgueiro Solar Holding S.A	2,989	20	6,595	20
JuSheng (Suzhou) Solar Tech Co., Ltd.	6,274	4.55	5,922	4.38
Jaiba Solar Holding S.A.	4,903	20	5,077	20
Others	2,413	15.92-49	10,760	10.86-49
Total	98,819		115,784

11. INVESTMENTS IN AFFILIATES (Continued)

In 2015, the Company co-established an entity, Suzhou Financial Leasing Co., Ltd. and owned an effective interest of 4.78% and 4.17% as of December 31, 2021 and 2022, respectively. One of five board members is designated by CSI Solar. This investment is held through CSI Solar Co., Ltd. and is accounted for under the equity method, as CSI Solar Co., Ltd. has significant influence over the investee.

In 2017, Canadian Solar Infrastructure Fund, Inc. (“CSIF”) completed its initial public offering. On March 5, 2021, CSIF issued 151,500 investment units at 125,115 Japanese yen per unit through public offering, the Company purchased 22,725 units in the amount of JPY2,843,238 ($25,683). Through its initial private placement of 1,500 units, the purchase of 25,395 units in the initial public offering on October 26, 2017 and allotment of 7,000 units on September 5, 2018, the Company held a total of 56,620 units as of December 31, 2021 and 2022 at a total subscription amount of JPY6,247,998 ($55,697). As of December 31, 2021 and 2022, the Company owned 14.64% of total units of CSIF, respectively. One out of the three members of the board of directors of CSIF represents the Company. The quorum for a board resolution of CSIF is a majority of the members of the board of directors, and the adoption of a resolution requires a majority of the votes present. As such, the Company is considered to have significant influence over the investee and the equity method is used in this investment.

In 2019, the Company completed the sales of its majority interests in Lavras Solar Holding S.A. (“Lavras”) , Francisco Sa Solar Holding S.A (“Francisco Sa”), Salgueiro Solar Holding S.A (“Salgueiro”), and Jaiba Solar Holding S.A (“Jaiba”) to an unrelated third party. In connection with the project sales, the Company’s equity interest in Lavras, Francisco Sa, Salgueiro, and Jaiba have each decreased to 20%.

In 2020, the Company acquired a minor interest in Suzhou Zhuosheng Venture Investment Fund, LLP and owned an effective interest of 17.85% as of December 31, 2021 and 2022. This investment is held through CSI Solar Co., Ltd., and is accounted for under the equity method as it designated a representative to participate in the investee’s investment decision-making processes and exercised significant influence over the investee.

In September 2021, the Company, through its wholly owned subsidiary, Recurrent Energy, LLC, completed the sale of its 80% stake in RE Crimson Holdings LLC (“Crimson”) to an unrelated third party. Effective with the sale of the equity interests, the Company ceased having controlling financial interests in Crimson, and accounted for the transaction as partial sales of real estates under ASC 360-20. The Company considered that it would continue to exercise significant influences over its retained 20% equity interests in Crimson, and has accounted for these interests pursuant to the equity method of accounting. In connection with the sale, $123,135 was recognized as revenue, and with the loss of controlling financial interests in Crimson, the Company derecognized net assets of $42,333 and recognized the retained equity interests as investments in affiliates on its consolidated balance sheets.

In October 2021, the Company acquired a minor interest in JuSheng (Suzhou) Solar Tech Co., Ltd, and owned an effective interest of 4.55% and 4.38% as of December 31, 2021 and 2022, respectively. This investment is held through CSI Solar Co., Ltd., and is accounted for under the equity method as CSI Solar Co., Ltd. designated a representative director to participate in the investee’s policy-making processes and exercised significant influence over the investee.

In December 2020 and December 2021, the Company completed the sales of its majority interests in Horus Solar S.A. De Capital Variable (“Horus”) which holds its Horus project, and Recursos Solares PV De México II S.A. De Capital Variable (“Recursos”) which holds its Tastiota project, respectively, to unrelated third parties. In connection with these sales, $100,896 and $113,843 were recognized as revenue in 2020 and 2021, respectively and the Company’s interest in Horus and Recursos have each decreased to 49%. With the loss of controlling financial interests in Horus and Recursos, the Company derecognized net assets of $10,363 and $7,527 in 2020 and 2021, respectively, and recognized the retained equity interests as investments in affiliates on its consolidated balance sheets. As of December 31, 2021 and 2022, we owned 49% of each of Horus and Recursos, respectively.

Equity in earnings of affiliates were $10,779, $7,256 and $15,440 for the years ended December 31, 2020, 2021 and 2022, respectively. Refer to Note 20 for the Company’s related party balances and transactions in 2020, 2021 and 2022.